Derivatives (Details) - Schedule of Conducting Derivative Activities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Gross fair value [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset	$ 583,035
Long-term derivative asset	76,199
Short-term derivative liability	(191,547)
Long-term derivative liability
Gross fair value [Member] | Predecessor [Member]
Commodity derivatives:
Short-term derivative asset		$ 1,596,361
Long-term derivative asset
Short-term derivative liability		(2,787,715)
Long-term derivative liability
Amounts netted [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset	(191,547)
Long-term derivative asset
Short-term derivative liability	(191,547)
Long-term derivative liability
Amounts netted [Member] | Predecessor [Member]
Commodity derivatives:
Short-term derivative asset		1,596,361
Long-term derivative asset
Short-term derivative liability		1,596,361
Long-term derivative liability
Net fair value [Member] | Successor [Member]
Commodity derivatives:
Short-term derivative asset	391,488
Long-term derivative asset	76,199
Short-term derivative liability
Long-term derivative liability
Total derivative	$ 467,687
Net fair value [Member] | Predecessor [Member]
Commodity derivatives:
Short-term derivative asset
Long-term derivative asset
Short-term derivative liability		(1,191,354)
Long-term derivative liability
Total derivative		$ (1,191,354)